Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment consists of the following:

	March 31,
	2015	2014

Laboratory equipment	$653,600	$653,600
Tenant improvements	26,900	26,900
Computers and network equipment	32,200	32,200
Office furniture and equipment	69,500	69,500
	782,200	782,200

Accumulated depreciation and amortization	(665,100)	(605,900)

Property and equipment, net	$117,100	$176,300